Segment information - Reportable Segments (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) segment	Mar. 31, 2019 INR (₨) segment	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Segment Information
Segment revenue	$ 135,318	₨ 9,358,580	₨ 12,248,513	₨ 9,356,813
Cost of sales	61,926	4,282,803	4,930,757	4,179,486
Other income	3,814	263,785	90,001	25,282
Finance costs	(3,807)	(263,290)	(153,056)	(149,863)
Depreciation and amortisation expense	(8,412)	(581,746)	(425,600)	(275,587)
Finance income	597	41,310	91,912	139,158
Share of loss of joint venture	(185)	(12,772)	(10,559)	(9,441)
Change in fair value of warrants - gain/ (loss)	24,106	1,667,193	(563,253)	230,111
Listing and related expense				(4,242,526)
Loss before taxes	(16,568)	(1,145,758)	(3,995,089)	(5,895,976)
Tax expense	(692)	(47,837)	(56,887)	(40,987)
Loss for the year	$ (17,260)	(1,193,595)	(4,051,976)	(5,936,963)
Reportable Segments
Segment Information
Segment revenue		12,930,031	12,248,513	9,356,813
Cost of sales		(4,282,803)	(4,930,757)	(4,179,486)
Segment results		8,647,228	7,317,756	5,177,327
Other income		263,785	90,001	25,282
Unallocated expenses		(10,907,467)	(10,342,290)	(6,790,437)
Operating loss (before depreciation and amortization)		(1,996,454)	(2,934,533)	(1,587,828)
Finance costs		(263,290)	(153,056)	(149,863)
Depreciation and amortisation expense		(581,746)	(425,600)	(275,587)
Finance income		41,310	91,912	139,158
Share of loss of joint venture		(12,772)	(10,559)	(9,441)
Change in fair value of warrants - gain/ (loss)		1,667,193	(563,253)	230,111
Listing and related expense				(4,242,526)
Loss before taxes		(1,145,758)	(3,995,089)	(5,895,976)
Tax expense		(47,837)	(56,887)	(40,987)
Loss for the year		(1,193,595)	(4,051,976)	(5,936,963)
Less: Customer Promotional Expenses		(3,571,451)
Revenue		₨ 9,358,580	12,248,513	9,356,813
Air Ticketing
Segment Information
Number of reportable segments | segment	1	1
Segment revenue		₨ 5,708,152	5,012,931	3,656,976
Segment results		5,708,152	5,012,931	3,656,976
Less: Customer Promotional Expenses		(2,258,887)
Revenue		₨ 3,449,265	5,012,931	3,656,976
Hotels and Packages
Segment Information
Number of reportable segments | segment	1	1
Segment revenue		₨ 6,162,926	6,628,236	5,326,414
Cost of sales		(4,282,803)	(4,930,757)	(4,179,486)
Segment results		1,880,123	1,697,479	1,146,928
Less: Customer Promotional Expenses		(1,248,506)
Revenue		4,914,420	6,628,236	5,326,414
Others
Segment Information
Segment revenue		1,058,953	607,346	373,423
Segment results		1,058,953	607,346	373,423
Less: Customer Promotional Expenses		(64,058)
Revenue		₨ 994,895	₨ 607,346	₨ 373,423